Revision to Previously Issued Consolidated Financial Statements	12 Months Ended
Dec. 31, 2024
Revision to Previously Issued Consolidated Financial Statements [Abstract]
Revision to Previously Issued Consolidated Financial Statements
4.	Revision to Previously Issued Consolidated Financial Statements

The Company has revised its previously issued consolidated financial statements for the year ended December 31, 2023 to correct the accounting treatment for the sale of an exclusive option to enter into a license agreement, which had been recorded in the Company’s revenue. Following the revision, the Company has made adjustments in successive period, including to its previously furnished unaudited consolidated financial results as of and for the six months ended June 30, 2024. The Company has determined that it is more appropriate under IFRS 15, Revenue from Contracts with Customers to defer the non-refundable option fees since the performance obligation has not been met and recognize revenues at the earlier of recognized as revenue when those future goods or services are provided, or the option period expires. The impact of the revision was a US$5.0 million reduction to the Company’s revenue and US$0.6 million reduction to the Company’s income tax expense for the year ended December 31, 2023. Correspondingly, the Company’s contract liability increased by US$5.0 million, accumulated deficit increased by US$4.4 million, Other payables and accruals decrease by US$0.6 million as of December 31, 2023 and as of June 30, 2024 respectively. The revision was non-cash in nature and did not have any impact on the Company’s total assets, or consolidated statements of cash flows. The Company assessed the materiality of the error on our prior period consolidated financial statements in accordance with SEC Staff Accounting Bulletin No. 99, Materiality, codified in ASC 250-10, Accounting Changes and Error Corrections, and concluded that this revision was not material to the Company's 2023 consolidated financial statements and 2024 half-year financial results.

The following tables present the impact of the revision to prior period consolidated financial statements:

	For the year ended December 31, 2023
	As previously reported	Adjustment	As revised
Revenue	5,000	-5,000	—
Loss before tax	-104,228	-5,000	-109,228
Income tax expense	-643	643	—
Loss for the year	-104,871	-4,357	-109,228
Total comprehensive loss	-104,953	-4,357	-109,310
Net loss per share basic	-2.42	-0.10	-2.52
Net loss per share-diluted	-2.42	-0.10	-2.52

	As of December 31, 2023
	As previously reported	Adjustment	As revised
Contract liability - non current	—	5,000	5,000
Other payables and accruals	4,890	-643	4,247
Accumulated deficit	-373,092	-4,357	-377,449
Total Shareholder’s equity	79,403	-4,357	75,046

	As of June 30, 2024
	As previously reported	Adjustment	As revised
Contract liability - current	-	5,000	5,000
Other payables and accruals	3,790	-643	3,147
Accumulated deficit	-400,704	-4,357	-405,061
Total Shareholder’s equity	53,368	-4,357	49,011